Fair Values of Derivative Instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Derivatives Fair Value [Line Items]
Derivative Assets	$ 2,176	$ 758
Gross amounts of derivatives offset in the balance sheets, assets	(1,300)	(258)
Cash collateral received, assets	0	0
Net amounts of derivatives, assets	876	500
Derivative Liabilities	(1,430)	(1,837)
Gross amounts of derivatives offset in the balance sheets, liabilities	1,301	260
Cash collateral received, liabilities	(366)	(99)
Derivative liabilities, current	(379)	(1,639)
Derivative liabilities, non current	(116)	(37)
Net amounts of derivatives, liabilities	$ (495)	$ (1,676)
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities	Other current liabilities
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities	Other long-term liabilities
Derivative Asset Statement of Financial Position [Extensible Enumeration not Disclosed Flag]	Net amounts of derivatives, assets	Net amounts of derivatives, assets
Derivative Liability Statement of Financial Position [Extensible Enumeration not Disclosed Flag]	Net amounts of derivatives, liabilities	Net amounts of derivatives, liabilities
Level 1
Derivatives Fair Value [Line Items]
Derivative Assets	$ 0	$ 1
Derivative Liabilities	0	0
Level 2
Derivatives Fair Value [Line Items]
Derivative Assets	2,168	474
Derivative Liabilities	(1,430)	(1,832)
Level 3
Derivatives Fair Value [Line Items]
Derivative Assets	8	283
Derivative Liabilities	0	(5)
Designated as Hedging Instruments | Foreign Exchange Contracts
Derivatives Fair Value [Line Items]
Derivative Assets	57	89
Derivative Liabilities	(65)	(44)
Designated as Hedging Instruments | Interest Rate Contracts
Derivatives Fair Value [Line Items]
Derivative Assets	11	15
Derivative Liabilities	0	0
Not Designated as Hedging Instruments | Foreign Exchange Contracts
Derivatives Fair Value [Line Items]
Derivative Assets	1,742	248
Derivative Liabilities	(1,175)	(809)
Not Designated as Hedging Instruments | Equity Contracts
Derivatives Fair Value [Line Items]
Derivative Assets	346	385
Derivative Liabilities	(181)	(983)
Not Designated as Hedging Instruments | Other Contracts
Derivatives Fair Value [Line Items]
Derivative Assets	20	21
Derivative Liabilities	(9)	(1)
Short-term Investments
Derivatives Fair Value [Line Items]
Derivative assets, current	$ 192	$ 10
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Short-Term Investments	Short-Term Investments
Other Current Assets
Derivatives Fair Value [Line Items]
Derivative assets, current	$ 681	$ 201
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Other current assets	Other current assets
Equity and Other Investments
Derivatives Fair Value [Line Items]
Derivative assets, non current	$ 0	$ 272
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-Term Investments	Long-Term Investments
Other Long-term Assets
Derivatives Fair Value [Line Items]
Derivative assets, non current	$ 3	$ 17
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term assets	Other long-term assets